Lease Arrangements - Other Lease Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Finance Leases And Operating Leases By Lessee [Abstract]
Expenses relating to short-term leases	$ 69,761	$ 180,413
Expenses relating to low-value asset leases	1,765	619
Total cash outflow for leases	$ 221,016	$ 327,441